Earnings/(loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Net Income (Loss)	$ (23,830)	$ 7,237
Less preferred dividend	5,746	5,745
Less mezzanine equity measurement	135	304
Net income/(loss) available to common shareholders	$ (29,711)	$ 1,188
Weighted average number of shares, basic and diluted (in shares)	103,067,556	101,412,749
Earnings/(loss) per share in U.S. Dollars, basic and diluted (in USD per share)	$ (0.29)	$ 0.01